6. LOANS PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
NOTE 6 - LOANS PAYABLE

At June 30, 2016, the Company had the following loans payable:

i)	$1,000 (December 31, 2015 - $1,000): unsecured; interest at 15% per annum; originally due on April 20, 2012.
ii)	$55,000 (December 31, 2015 - $65,000): unsecured; interest at 10% per annum from January 10, 2015.

■	$27,500, and any accrued interest was due and payable on written demand in full (not received to date) on the earlier of June 9, 2015 or the date on which the Company completes one or more debt or equity financings that generate aggregate gross proceeds of at least $250,000.
■	The other $27,500 of outstanding principal and any accrued interest was due and payable on written demand in full (not received to date) on January 9, 2016.

■	The Company shall have the right to repay all or any part of the principal and any accrued interest to the lender at any time and from time to time, without any premium.

iii)	$42,278 (December 31, 2015 - $40,789): unsecured; interest at 5% per annum; with no specific terms of repayment, due to a related party, the president of the Company.
iv)	$335,000 (December 31, 2015 - $290,000): unsecured; interest at 5% per annum from January 1, 2015; with no specific terms of repayment, due to a related party, LSG, the Company’s majority shareholder.

v)	$62,481 (December 31, 2015 - $23,966): unsecured; interest at 5% per annum; with no specific terms of repayment, due to a related party, LSG, the Company’s majority shareholder.
vi)	$3,844 (December 31, 2015 - $3,613): unsecured; non-interest bearing; with no specific terms of repayment, due to a related party, the controlling shareholder of LSG.

As of June 30, 2016, interest totaling $36,717 (December 31, 2015 - $23,283) was accrued on the above loan amounts.

At December 31, 2015, the Company had the following loans payable:

i)	$1,000 (December 31, 2014 - $5,000): unsecured; interest at 15% per annum; originally due on April 20, 2012.
· On March 19, 2015, $4,000 was paid by the Company in partial settlement of the December 31, 2014 principal balance.

ii)	$65,000 (December 31, 2014 - $75,000): unsecured; interest at 10% per annum from January 10, 2015.
· $27,500, and any accrued interest was due and payable on written demand in full (not received to date) on the earlier of June 9, 2015 or the date on which the Company completes one or more debt or equity financings that generate aggregate gross proceeds of at least $250,000;

·	The balance of the outstanding principal, or $37,500, and any accrued interest was due and payable on written demand in full (not received to date) on January 9, 2016; and
·	The Company shall have the right to repay all or any part of the Principal and any accrued interest to the Lender at any time and from time to time, without any premium.

iii)	$40,789 (December 31, 2014 - $34,160): unsecured; interest at 5% per annum; with no specific terms of repayment, due to a related party, the president of the Company.
iv)	$290,000 (December 31, 2014 - $100,000): unsecured; interest at 5% per annum from January 1, 2015; with no specific terms of repayment, due to a related party, LSG, the Company’s majority shareholder.

v)	$23,966 (December 31, 2014 - $Nil): unsecured; interest at 5% per annum; with no specific terms of repayment, due to a related party, LSG, the Company’s majority shareholder.
vi)	$3,613 (December 31, 2014 - $4,310): unsecured; non-interest bearing; with no specific terms of repayment, due to a related party, the controlling shareholder of LSG.

vii)	$Nil (December 31, 2014 - $24,696): unsecured; non-interest bearing; with no specific terms of repayment (converted on January 9, 2015 to 573,000 common shares that were issued on April 6, 2015).
viii)	$Nil (December 31, 2014 - $1,767): unsecured; non-interest bearing; with no specific terms of repayment (converted on January 9, 2015 to 41,000 common shares that were issued on April 6, 2015).

As of December 31, 2015, interest totaling $23,283 (December 31, 2014 - $30,244) was accrued on the above loan amounts.